Execution Version

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TRUST

Statement of Preferences

of

Series A Mandatory Redeemable Preferred Shares

XAI Octagon Floating Rate & Alternative Income Trust, a Delaware statutory trust (the “Trust”), certifies that:

Whereas, the Board of Trustees of the Trust may authorize and issue preferred shares in the Trust having such terms, rights, preferences, privileges, limitations and restrictions as the Trustees see fit under Section 6.2 of the Second Amended and Restated Agreement and Declaration of Trust made as of July 13, 2017 as amended by the Certificate of Amendment dated August 31, 2017 and the Second Amendment dated February 1, 2024 and as supplemented by the Statement of Preferences of Term Preferred Shares, dated March 23, 2021, as such Statement of Preferences has been amended or supplemented through the date hereof (the “Existing Declaration of Trust,” as restated, amended or supplemented from time to time, together with this Statement is the “Declaration of Trust”) without the approval of any holders of shares of beneficial interests in the Trust pursuant to Section 6.5 of the Original Declaration of Trust;

WHEREAS, the Board of Trustees of the Trust (the “Board of Trustees”), at a meeting duly convened and held on February 23, 2021, pursuant to authority expressly vested in it by Article VI of the Declaration of Trust, adopted resolutions classifying an unlimited amount of shares of beneficial interest of the Trust as authorized but unissued preferred shares of the Trust, par value $0.01 per share; and

WHEREAS, the Board of Trustees has authorized the classification of certain series of preferred shares of the Trust and as of the date hereof, the Trust had outstanding shares of a series of preferred shares designated as 6.50% 2026 Term Preferred Shares, liquidation preference $25.00 per share, and shares of a series of preferred shares designated as 6.95% Series II 2029 Convertible Preferred Shares, liquidation preference $25.00 per share; and

WHEREAS, the Board of Trustees desires to establish an additional series of preferred shares of the Trust ranking on a parity with shares of any other class or series of preferred shares as to the payment of dividends or interest to which the shares are entitled and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust; and

Whereas, pursuant to the authority so vested in the Board of Trustees, the Trustees have, by duly adopted resolutions, authorized the creation of Series A Mandatory Redeemable Preferred Shares of the Trust as a series of preferred shares of the Trust; and

NOW, THEREFORE, the Trustees hereby adopt this Statement of Preferences to supplement the Existing Declaration of Trust to authorize the terms, rights, preferences, privileges, limitations and restrictions of the Series A Mandatory Redeemable Preferred Shares of the Trust as follows:

MRP Shares

Designation

Preferred Shares: 7,300,000 shares of a new series of preferred shares are classified and designated as Shares, $0.01 par value per share, liquidation preference $10.00, per share plus accumulated but unpaid dividends, if any, thereon (whether or not earned or declared by the Fund) is hereby classified as “Series A Mandatory Redeemable Preferred Shares” (the “MRP Shares”), established in accordance with the Existing Declaration of Trust.

5,000,000 shares shall be issued on October 21, 2025 and 2,300,000 shares shall be issued on December 18, 2025, each as identified in the Securities Purchase Agreement. The initial Dividend Period for the MRP Shares shall be the period from and including the applicable Original Issue Date thereof to and including January 31, 2026. Each MRP Share shall have a dividend rate equal to the Applicable Rate from time to time. Each MRP Share shall have such preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law or as are set forth herein. The MRP Shares shall constitute a separate series of Preferred Shares. Each certificate representing MRP Shares shall be substantially in the form of Exhibit 1.

As used herein, capitalized terms not otherwise defined herein shall have the meanings provided in Section 12 hereof.

Section 1.	Number of Shares; Ranking.

(a)       The number of authorized MRP Shares is 7,300,000 shares. No fractional MRP Shares shall be issued.

(b)       The MRP Shares shall rank (i) on a parity with shares of any other class or series of Preferred Shares as to the payment of dividends or interest to which the shares are entitled and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust and (ii) senior to Common Shares as to the payment of dividends or interest to which the shares are entitled and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust.

(c)       No Holder of MRP Shares shall have, solely by reason of being a Holder, any preemptive right, or, unless otherwise determined by the Board of Trustees, other right to acquire, purchase or subscribe for any MRP Shares, Common Shares or other securities of the Trust which it may hereafter issue or sell.

Section 2.	Dividends.

(a)       The Holders of MRP Shares shall be entitled to receive quarterly cumulative cash dividends, when, as and if authorized by the Board of Trustees and declared by the Trust, out of funds legally available therefor (and in preference to dividends and distributions on Common Shares) at the rate per annum equal to the Dividend Rate, and no more, payable on the respective dates determined as set forth in paragraph (b) of this Section 2. Dividends on Outstanding MRP Shares shall accumulate from the applicable Original Issue Date.

(b)       (i) Dividends shall be payable on MRP Shares quarterly when, as and if authorized by the Board of Trustees and declared by the Trust beginning on the Initial Dividend Payment Date, and with respect to any Dividend Period thereafter on the first (1st) Business Day following each Quarterly Dividend Date (each a “Dividend Payment Date”).

(ii)       Except as otherwise set forth herein, the Trust shall pay an aggregate amount of federal funds or similar same-day funds, equal to the dividends to be paid to all Holders of such MRP Shares on each Dividend Payment Date in accordance with Section 14 of the Securities Purchase Agreement. The Trust shall not be required to establish any reserves for the payment of dividends.

(iii)       Each dividend on MRP Shares shall be paid on the Dividend Payment Date therefor to the Holders as their names appear on the share ledger or share records of the Trust at the close of business on the fifth (5th) day prior to the Quarterly Dividend Date (or if such day is not a Business Day, the next preceding Business Day). Dividends in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders as their names appear on the share ledger or share records of the Trust at the close of business on a date, not exceeding five (5) days preceding the payment date thereof, as may be fixed by the Board of Trustees. No interest will be payable in respect of any dividend payment or payments which may be in arrears; provided however that the Dividend Rate may increase in such circumstances as set forth herein.

(c)       (i) So long as the MRP Shares are rated on any date no less than “Baa1” by Moody’s (and no less than an equivalent of such rating by any Other Rating Agency), the Dividend Rate on such Outstanding MRP Shares shall be the Applicable Rate. If the lowest credit rating assigned on any date to the MRP Shares by Moody’s or any Other Rating Agency is equal to one of the ratings set forth in the table below by Moody’s (or its equivalent by any Other Rating Agency) (each such date will be part of an “Enhanced Dividend Period”), the Dividend Rate for the MRP Shares for each day during the Enhanced Dividend Period shall be adjusted by adding the respective enhanced dividend amount (an “Enhanced Dividend Amount”) (which shall not be cumulative) set opposite such rating (or its equivalent rating from any Other Rating Agency) to the Applicable Rate.

Enhanced Dividend
Moody’s	Amount

“Baa2” to “Baa3”	1.5%
“Ba1” or below	3.5%

The Trust shall, at all times, use reasonable efforts to cause at least one NRSRO to maintain a current rating on the MRP Shares. If notwithstanding the foregoing requirements of this Section 2(c)(i), if no Rating Agency is rating the Outstanding MRP Shares, the Dividend Rate (so long as no such rating exists) on the Outstanding MRP Shares shall be equal to the Applicable Rate plus 1.50% unless the Dividend Rate is the Default Rate, in which case the Dividend Rate shall remain the Default Rate.

(ii)       Subject to the cure provisions below, a “Default Period” will commence on (A) any Dividend Payment Date on which the Trust fails to pay in accordance with Section 14 of the Securities Purchase Agreement, the full amount of any dividend payable on such Dividend Payment Date (a “Dividend Default”) or (B) any date on which the Trust would be required to redeem any MRP Shares regardless of whether any of the conditions of the Special Proviso in Section 3(a)(iv) were applicable (the “Redemption Date”), if the Trust fails to pay in accordance with Section 14 of the Securities Purchase Agreement by 1:00 pm, New York City time, the full amount of any redemption price payable with respect to any redemption required hereunder regardless of whether any of the conditions of the Special Proviso exists (a “Redemption Default,” and together with a Dividend Default, is hereinafter referred to as “Default”). Subject to the cure provisions of Section 2(c)(iii) below, a Default Period with respect to a Dividend Default or a Redemption Default shall end on the Business Day on which, by 12:00 noon, New York City time, all unpaid dividends and, in the case of a Redemption Date, any unpaid redemption price shall have been paid in accordance with Section 14 of the Securities Purchase Agreement. In the case of a Default, the Dividend Rate for each day during the Default Period will be equal to the Default Rate.

(iii)       No Default Period with respect to a Dividend Default or Redemption Default (if such default is not solely due to the willful failure of the Trust) shall be deemed to commence if the amount of any dividend or any redemption price due is paid in accordance with Section 14 of the Securities Purchase Agreement within three Business Days (the “Default Rate Cure Period”) after the applicable Dividend Payment Date or Redemption Date, together with an amount equal to the Default Rate applied to the amount of such non-payment based on the actual number of days within the Default Rate Cure Period divided by 360.

(iv)       The amount of dividends per share payable on each Dividend Payment Date of each full quarterly Dividend Period shall be computed by multiplying the Average Dividend Rate for such Dividend Period by a fraction, the numerator of which shall be 90 and the denominator of which shall be 360, multiplying the amount so obtained by the liquidation preference per MRP Share, and rounding the amount so obtained to the nearest cent. Dividends payable on any MRP Shares for any period of less than a full quarterly Dividend Period, including in connection with the first Dividend Period or upon any redemption of such shares on any date other than on a Dividend Payment Date, shall be computed by multiplying the Average Dividend Rate for such period by a fraction, the numerator of which shall be the actual number of days in such period and the denominator of which shall be 360, multiplying the amount so obtained by the liquidation preference per MRP Share, and rounding the amount so obtained to the nearest cent.

(d)       Any dividend payment made on MRP Shares shall first be credited against the earliest accumulated but unpaid dividends due with respect to such MRP Shares.

(e)       For so long as the MRP Shares are Outstanding, except as contemplated herein, the Trust will not declare any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRP Shares as to dividends or upon liquidation) with respect to Common Shares or any other shares of the Trust ranking junior to or on a parity with the MRP Shares as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Trust ranking junior to the MRP Shares as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Trust ranking junior to or on a parity with the MRP Shares as to dividends and upon liquidation), unless (1) immediately after giving effect to such transaction the MRP Shares Asset Coverage would be achieved, (2) full cumulative dividends on the MRP Shares due on or prior to the date of the transaction have been declared and paid, and (3) the Trust has redeemed the full number of MRP Shares required to be redeemed by any provision for mandatory redemption contained in Section 3(a) (without regard to the provisions of the Special Proviso).

Section 3.	Redemption.

(a)       (i) The Trust may, at its option, redeem in whole or in part out of funds legally available therefor, all, or any part of the MRP Shares in an amount not less than 5% of the MRP Shares then outstanding in the case of a partial redemption at any time and from time to time, upon not less than 20 days nor more than 40 days notice as provided below, at the sum of (A) the MRP Liquidation Preference Amount (as defined herein) plus an amount equal to accumulated but unpaid dividends and distributions on the MRP Shares (whether or not earned or declared by the Trust, but excluding interest thereon), to, but excluding, the date fixed for redemption, plus (B) the Make-Whole Amount (which in no event shall be less than zero); provided, however, the Trust may, at its option, redeem the MRP Shares within 180 days prior to the Term Redemption Date at the MRP Liquidation Preference Amount plus an amount equal to accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Trust, but excluding interest thereon) to, but excluding the date fixed for redemption. Notwithstanding the foregoing, the Trust shall not give a notice of or effect any redemption pursuant to this Section 3(a)(i) unless (in the case of any partial redemption of MRP Shares), on the date on which the Trust intends to give such notice and on the date of redemption, the Trust would satisfy the MRP Shares Asset Coverage immediately subsequent to such redemption, if such redemption were to occur on such date.

(ii)       In addition to subparagraph (a)(i) of this Section, if the MRP Shares Asset Coverage Percentage is less than or equal to 225%, for any five Business Days within a ten-Business Day period, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination within the ten-Business Day period, the Trust, upon not less than 12 days nor more than 40 days notice as provided below, may redeem the MRP Shares at the MRP Liquidation Preference Amount plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Trust, but excluding interest thereon) to, but excluding, the date fixed for redemption, plus a redemption amount equal to the lesser of (1) 2% of the MRP Liquidation Preference Amount or (2) the Make-Whole Amount (which in no event shall be less than zero). The amount of MRP Shares that may be redeemed under this provision shall not exceed an amount of MRP Shares which results in a MRP Shares Asset Coverage Percentage of more than 250% pro forma for such redemption, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination.

(iii)       If the Trust fails to maintain the MRP Shares Asset Coverage as of the close of business on any Valuation Date (any such day, a “Asset Coverage Test Date”), the Trust shall, subject to Section 3(a)(iv), redeem the number of MRP Shares provided for below at the MRP Liquidation Preference Amount plus an amount equal to accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Trust, but excluding interest thereon) to, but excluding, the date fixed for redemption, plus a redemption amount equal to 1% of the MRP Liquidation Preference Amount. The number of MRP Shares to be redeemed pursuant to this Section 3(a)(iii) will be equal to the product of (A) the quotient of the number of Outstanding MRP Shares divided by the aggregate number of outstanding Preferred Shares of the Trust (including the MRP Shares) which are subject to an asset coverage test greater than or equal to 200% times (B) the minimum number of outstanding Preferred Shares of the Trust (including the MRP Shares) the redemption of which would result in the Trust satisfying the MRP Shares Asset Coverage as of a date that is no more than 30 days after an Asset Coverage Test Date (the “Cure Date”) (provided that, if there is no such number of MRP Shares the redemption of which would have such result, the Trust shall, subject to Section 3(a)(iv), redeem all MRP Shares then Outstanding). Notwithstanding the foregoing, if the Trust satisfies the MRP Shares Asset Coverage prior to or as of the Cure Date before taking into account any redemptions of Preferred Shares, the Trust shall not be obligated to redeem any Preferred Shares under this Section 3(a)(iii). The asset coverage in respect of the MRP Shares provided for in this Section 3(a)(iii) shall be determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination.

(iv)       In determining the MRP Shares to be redeemed in accordance with the foregoing Section 3(a), the Trust shall allocate the number of shares to be redeemed pursuant to this Section 3 pro rata among the Holders of MRP Shares in proportion to the number of shares they hold. The Trust shall effect any redemption pursuant to subparagraph (a)(iii) of this Section 3 no later than 40 calendar days after the Asset Coverage Test Date (the “Mandatory Redemption Date”), provided, that if the Trust (1) does not have funds legally available for the redemption of, or (2) is not permitted under the Credit Agreement or any agreement or instrument consented to by the holders of a 1940 Act Majority of the Outstanding Preferred Shares pursuant to Section 4(f)(iii) to redeem, or (3) is not otherwise legally permitted to redeem, the number of MRP Shares which would be required to be redeemed by the Trust under subparagraph (a)(iii) of this Section 3 if sufficient funds were available, together with shares of other Preferred Shares which are subject to mandatory redemption under provisions similar to those contained in this Section 3 (the foregoing provisions of clauses (1), (2) and (3) of this proviso being referred to as the “Special Proviso”), the Trust shall redeem those MRP Shares, and other Preferred Shares which it was unable to redeem, on the earliest practicable date on which the Trust will have such funds available and is otherwise not prohibited from redeeming pursuant to the Credit Agreement, such agreement or instrument consented to by the holders of a 1940 Act Majority of the Outstanding Preferred Shares pursuant to Section 4(f)(iii) or other applicable laws, upon notice pursuant to Section 3(b) to record owners of the MRP Shares to be redeemed. The Trust will make a payment to the Holders of the MRP Shares with respect to a redemption required under subparagraph (a)(iii) of this Section 3, at or prior to 1:00 p.m., New York City time, on the Mandatory Redemption Date.

(v)       The Trust shall redeem all Outstanding MRP Shares on the Term Redemption Date at the MRP Liquidation Preference Amount plus an amount equal to accumulated but unpaid dividends and distributions thereon (whether or not earned or declared by the Trust, but excluding interest thereon), to, but excluding, the Term Redemption Date.

(b)       In the event of a redemption pursuant to Section 3(a), the Trust will file a notice of its intention to redeem with the Commission under Rule 23c-2 under the 1940 Act or any successor provision to the extent applicable. In addition, the Trust shall deliver a notice of redemption (the “Notice of Redemption”) containing the information set forth below to the Holders of MRP Shares to be redeemed not less than 20 days (in the case of Section 3(a)(i)), 12 days (in the case of Section 3(a)(ii)), or 3 Business Days (in the case of Section 3(a)(iii)) and not more than 40 days prior to the applicable redemption date. Subject to the provisions of the Securities Purchase Agreement regarding notices to the Holders, the Notice of Redemption will be addressed to the Holders of MRP Shares at their addresses appearing on the share records of the Trust. Such Notice of Redemption will set forth (1) the date fixed for redemption, (2) the number and identity of MRP Shares to be redeemed, (3) the redemption price (specifying the amount of accumulated dividends to be included therein and the amount of the Make-Whole Amount, if any, or redemption premium, if any), (4) that dividends on the shares to be redeemed will cease to accumulate on such date fixed for redemption (so long as redeemed), and (5) the provision of this Statement under which redemption shall be made. No defect in the Notice of Redemption or in the transmittal or mailing thereof will affect the validity of the redemption proceedings, except as required by applicable law.

(c)       Notwithstanding the provisions of paragraph (a) of this Section 3, but subject to Section 5(b), no MRP Shares may be redeemed unless all dividends in arrears on the Outstanding MRP Shares and all shares of beneficial interests of the Trust ranking on a parity with the MRP Shares with respect to payment of dividends or upon liquidation have been or are being contemporaneously paid or set aside for payment; provided, however, that the foregoing shall not prevent the purchase or acquisition by the Trust of all Outstanding MRP Shares pursuant to the successful completion of an otherwise lawful purchase, tender or exchange offer made on the same terms to, and accepted by, Holders of all Outstanding MRP Shares.

(d)       Upon payment in accordance with Section 14 of the Securities Purchase Agreement on or prior to the date fixed for redemption and the giving of the Notice of Redemption to the Holders of the MRP Shares under paragraph (b) of this Section 3, dividends on such shares shall cease to accumulate and such shares shall no longer be deemed to be Outstanding for any purpose (including, without limitation, for purposes of calculating whether the Trust has maintained the MRP Shares Asset Coverage), and all rights of the Holder of the shares so called for redemption shall cease and terminate, except the right of such Holder to receive the redemption price specified herein, but without any interest or other additional amount.

(e)       To the extent that any redemption for which a Notice of Redemption has been given is not made by reason of the Special Proviso, such redemption shall be made as soon as practicable to the extent such funds become legally available or such redemption is no longer otherwise prohibited. Failure to redeem MRP Shares shall be deemed to exist when the Trust shall have failed, for any reason whatsoever, to pay in accordance with Section 14 of the Securities Purchase Agreement the redemption price with respect to any shares for which such Notice of Redemption has been given in accordance with Sections 3(a) and 3(b) hereof. Notwithstanding the fact that the Trust may not have redeemed MRP Shares for which a Notice of Redemption has been given, dividends may be declared and paid on MRP Shares and shall include those MRP Shares for which Notice of Redemption has been given but for which deposit of funds has not been made.

(f)       Except for the provisions described above, nothing contained in these terms of the MRP Shares limits any right of the Trust to purchase or otherwise acquire any MRP Shares at any price, whether higher or lower than the price that would be paid in connection with an optional or mandatory redemption, so long as, at the time of any such purchase, (1) there is no arrearage in the payment of dividends on, or the mandatory or optional redemption price with respect to, any MRP Shares for which Notice of Redemption has been given, (2) the Trust is in compliance with the MRP Shares Asset Coverage after giving effect to such purchase or acquisition on the date thereof and (3) an offer to purchase or otherwise acquire any MRP Shares is made by the Trust pro rata to the Holders of all of the MRP Shares at the time outstanding upon the same terms and conditions with respect to MRP Shares.

(g)       In the case of any redemption pursuant to this Section 3, only whole MRP Shares shall be redeemed, and in the event that any provision of the Declaration of Trust would require redemption of a fractional share, the Trust shall be authorized to round up so that only whole shares are redeemed.

Section 4.	Voting Rights.

(a)       Except for matters which do not require the vote of Holders of MRP Shares under the 1940 Act and except as otherwise provided in the Declaration of Trust or Bylaws, herein or the Securities Purchase Agreement or as otherwise required by applicable law, (1) each Holder of MRP Shares shall be entitled to one vote for each MRP Share held on each matter submitted to a vote of shareholders of the Trust, and (2) the holders of Outstanding Preferred Shares and Common Shares shall vote together as a single class on all matters submitted to shareholders; provided, however, that the holders of Outstanding Preferred Shares shall be entitled, as a class, to the exclusion of the holders of shares of all other classes of beneficial interests of the Trust, to elect two Trustees of the Trust at all times. Subject to the foregoing rights of the Holders of the MRP Shares, the identity and class (if the Board of Trustees is then classified) of the nominees for such Trustees may be fixed by the Board of Trustees. Subject to paragraph (b) of this Section 4, the holders of Outstanding Common Shares and Outstanding Preferred Shares, voting together as a single class, shall elect the balance of the Trustees.

(b)       During any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a “Voting Period”), the number of Trustees constituting the Board of Trustees shall automatically increase by the smallest number that, when added to the two Trustees elected exclusively by the holders of Outstanding Preferred Shares would constitute a majority of the Board of Trustees as so increased by such smallest number; and the holders of Outstanding Preferred Shares shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the holders of all other securities and classes of shares of the Trust), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect. A Voting Period shall commence:

(i)       if at the close of business on any Dividend Payment Date accumulated dividends (whether or not earned or declared) on Preferred Shares equal to at least two full years’ dividends shall be due and unpaid; or

(ii)       if at any time holders of any Preferred Shares are entitled under the 1940 Act to elect a majority of the Trustees of the Trust.

If a Voting Period has commenced pursuant to Section 4(b)(i), the Voting Period shall not end until all such accumulated dividends are paid to the holders of Preferred Shares or have been otherwise provided for in a manner approved by the affirmative vote of a majority of all votes cast by the holders of the Preferred Shares, voting as a class on a one-vote-per-share basis. Upon the termination of a Voting Period, the voting rights described in this paragraph (b) of Section 4 shall cease, subject always, however, to the revesting of such voting rights in the holders of Preferred Shares upon the further occurrence of any of the events described in this paragraph (b) of Section 4.

(c)       As soon as practicable after the accrual of any right of the holders of Preferred Shares to elect additional Trustees as described in paragraph (b) of this Section 4, the Trust shall call a special meeting of such holders, and mail a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of mailing of such notice. If the Trust fails to send such notice or if a special meeting is not called at the expense of the Trust, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth Business Day preceding the day on which such notice is mailed. At any such special meeting and at each meeting of holders of Preferred Shares held during a Voting Period at which Trustees are to be elected, a majority of all votes cast by such holders, voting as a separate class (to the exclusion of the holders of all other securities and classes of beneficial interests of the Trust), shall be entitled to elect the number of Trustees prescribed in paragraph (b) of this Section 4 on a one-vote-per-share basis.

(d)       The terms of office of all persons who are Trustees of the Trust at the time of a special meeting of Holders of the MRP Shares and holders of other Preferred Shares to elect Trustees shall continue, notwithstanding the election at such meeting by the Holders of the MRP Shares and such holders of other Preferred Shares of the number of Trustees that they are entitled to elect, and the persons so elected by such holders, together with the two incumbent Trustees elected by such holders and the remaining incumbent Trustees, shall constitute the duly elected Trustees of the Trust.

(e)       Simultaneously with the termination of a Voting Period, the terms of office of the additional Trustees elected by the Holders of the MRP Shares and holders of other Preferred Shares pursuant to paragraph (b) of this Section 4 shall terminate, the number of Trustees constituting the Board of Trustees shall decrease accordingly, the remaining Trustees shall constitute the Trustees of the Trust and the voting rights of such holders to elect additional Trustees pursuant to paragraph (b) of this Section 4 shall cease, subject to the provisions of the last sentence of paragraph (b) of this Section 4.

(f)       So long as any of the MRP Shares are Outstanding, the Trust will not, without the affirmative vote of the holders of a majority of the outstanding Preferred Shares entitled to vote on the matter determined with reference to a “majority of outstanding voting securities” as that term is defined in Section 2(a)(42) of the 1940 Act (a “1940 Act Majority”), voting as a separate class:

(i)       amend, alter or repeal (including by merger, consolidation or otherwise) any of the preferences, rights or powers of such class of Preferred Shares so as to adversely affect such preferences, rights or powers and will not amend any provision of this Statement, the Declaration of Trust or the Bylaws in a manner which would restrict or limit the ability of the Trust to comply with the terms and provisions of the Securities Purchase Agreement;

(ii)       amend, alter or repeal (including by merger, consolidation or otherwise) any of the provisions of the Declaration of Trust or Bylaws if such amendment, alteration or repeal would adversely affect any privilege, preference, right or power of the MRP Shares or the Holders thereof;

(iii)       enter into, become a party to, be bound by or adopt or allow to exist any agreement or instrument or any evidence of indebtedness which contains restrictive covenants intended to limit the right of the Trust to make dividends, distributions, redemptions or repurchases of Preferred Shares (each a “Restricted Payment Covenant”) which are more restrictive than Section 7.4 of the Credit Agreement as in effect on the date hereof, other than Restricted Payment Covenants that are more restrictive as a result of (1) a change in the laws or regulations or the Rating Agency Guidelines to which the Trust is subject or (2) dividends, distributions, redemptions or repurchases of Preferred Shares being blocked or restricted as a result of the occurrence of any default or event of default (as such terms are defined under any such agreement or instrument). For the avoidance of doubt, an amendment to, or adoption of, a covenant (other than a Restricted Payment Covenant) in any instrument or agreement evidencing indebtedness of the Trust (including, without limitation, the Credit Agreement) shall not require the affirmative vote of a 1940 Act Majority of the holders of the Preferred Shares pursuant to this Section 4(f)(iii);

(iv)       create, authorize or issue shares of any class or series of beneficial interests ranking on a parity with the Preferred Shares with respect to the payment of dividends or the distribution of assets, or any securities convertible into, or warrants, options or similar rights to purchase, acquire or receive, such shares of beneficial interests ranking on a parity with the Preferred Shares or reclassify any authorized shares of beneficial interests of the Trust into any shares ranking on a parity with the Preferred Shares (except that, notwithstanding the foregoing, the Board of Trustees, without the vote or consent of the holders of the Preferred Shares may from time to time authorize, create and classify, and the Trust, to the extent permitted by the 1940 Act, may from time to time issue, shares or series of Preferred Shares, including other series of Mandatory Redeemable Preferred Shares, ranking on a parity with the MRP Shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust (“Parity Shares”), and may authorize, reclassify and/or issue any additional MRP Shares, including shares previously purchased or redeemed by the Trust, subject to (i) upon issuance the Trust meeting the MRP Shares Asset Coverage, (ii) continuing compliance by the Trust with MRP Shares Asset Coverage requirement and, in all material respects, the other provisions of this Statement, (iii) the payment in full of all accrued and unpaid dividends on the MRP Shares and the effectuation of all redemptions required in respect of the MRP Shares, in each case, without regard to the Special Proviso in Section 3(a)(iv) except to the extent the proceeds of the issuance of such Preferred Shares are used to pay such dividends in full and to effect all such redemptions) and (iv) in the event the holders of such shares of Preferred Shares or other Parity Shares have the benefit of any rights substantially similar to Sections 2(e), 3(a)(iii), 4(f)(iv) or 4(l) which are additional to or more beneficial than the rights of the Holders of the MRP Shares under such sections, this Statement shall be deemed to include such additional or more beneficial rights for the benefit of the Holders of the MRP Shares (such rights incorporated herein shall be terminated when and if terminated with respect to such other Preferred Shares and such other Parity Shares and shall be deemed amended or modified concurrently with any amendment or modification of such other Preferred Shares and such other Parity Shares but, in no event, shall any such termination, amendment or modification affect the remaining rights of the Holders of the MRP Shares); provided that, for the avoidance of doubt, other Preferred Shares or other Parity Shares may have the right to be converted into or exchanged for shares of the Trust ranking junior to or on a parity with the MRP Shares as to dividends and upon liquidation and such rights shall not be incorporated herein pursuant to this clause (iv);

(v)        liquidate or dissolve the Trust;

(vi)       create, incur or suffer to exist, or agree to create, incur or suffer to exist, or consent to cause or permit in the future (upon the happening of a contingency or otherwise) the creation, incurrence or existence of any material lien, mortgage, pledge, charge, security interest, security agreement, conditional sale or trust receipt or other material encumbrance of any kind upon any of the Trust’s assets as a whole, except (A) liens the validity of which are being contested in good faith by appropriate proceedings, (B) liens for taxes that are not then due and payable or that can be paid thereafter without penalty, (C) liens, pledges, charges, security interests, security agreements or other encumbrances arising in connection with any indebtedness senior to the MRP Shares or arising in connection with any futures contracts or options thereon, interest rate swap or cap transactions, forward rate transactions, put or call options, short sales of securities or other similar transactions, (D) liens, pledges, charges, security interests, security agreements or other encumbrances arising in connection with any indebtedness permitted under clause (vii) below and (E) liens to secure payment for services rendered, including, without limitation, services rendered by the Trust’s custodian;

(vii)       create, authorize, issue, incur or suffer to exist any indebtedness for borrowed money or any direct or indirect guarantee of such indebtedness for borrowed money or any direct or indirect guarantee of such indebtedness, except the Trust may borrow, issue and suffer to exist indebtedness as may be permitted by the Trust’s investment restrictions or as may be permitted by the 1940 Act; or

(viii)       create, authorize or issue of any shares of beneficial interests of the Trust which are senior to the MRP Shares with respect to the payment of dividends, the making of redemptions, liquidation preference or the distribution of assets of the Trust.

(g)       The affirmative vote of the holders of a 1940 Act Majority of the Outstanding Preferred Shares, voting as a separate class, shall be required to approve any plan of reorganization (as such term is used in the 1940 Act) adversely affecting such shares or any action requiring a vote of security holders of the Trust under Section 13(a) of the 1940 Act.

(h)       The affirmative vote of the holders of a 1940 Act Majority of the MRP Shares, voting separately as a series, shall be required with respect to any matter, including an amendment to the Declaration of Trust, that materially and adversely affects the rights, preferences, or powers of the MRP Shares in a manner different from that of other separate series of classes of the Trust’s shares of beneficial interests. The vote of holders of any shares described in this Section 4(h) will in each case be in addition to a separate vote of the requisite percentage of Common Shares and/or Preferred Shares, if any, necessary to authorize the action in question. Notwithstanding any other provision of this Statement, Holders of MRP Shares shall not be granted a right hereunder to vote on any matter that affects the rights, preferences, or powers of only one or more other series of Preferred Shares and not the rights, preferences, or powers of MRP Shares.

(i)       Unless otherwise required by law, Holders of MRP Shares shall not have any relative rights or preferences or other special rights other than those specifically set forth herein. The Holders of MRP Shares shall have no rights to cumulative voting.

(j)       The foregoing voting provisions will not apply with respect to the MRP Shares if, at or prior to the time when a vote is required, such shares have been (i) redeemed or (ii) called for redemption and sufficient funds shall have been deposited in trust to effect such redemption.

(k)       Any vote, amendment, waiver, or consent granted or to be effected by any Holder of MRP Shares that has agreed to transfer such MRP Shares to the Trust or any Affiliate of the Trust and has agreed to provide such waiver, vote, amendment or modification as a condition to such transfer shall be void and of no effect except as to such Holder.

(l)       So long as any of the shares of Preferred Shares are Outstanding, the Trust will not, without the affirmative vote of (1) the holders of a 1940 Act Majority of the outstanding Preferred Shares, voting as a separate class, and (2) the holders of a 1940 Act Majority of the Holders of MRP Shares, voting as a separate series, create, authorize or issue shares of any class of beneficial interests ranking senior to the Preferred Shares with respect to the payment of dividends or the distribution of assets, or any securities convertible into, or warrants, options or similar rights to purchase, acquire or receive, such shares of beneficial interests ranking senior to the Preferred Shares or reclassify any authorized shares of beneficial interests of the Trust into any shares ranking senior to the Preferred Shares.

Section 5.	Liquidation Rights.

(a)       Upon the dissolution, liquidation or winding up of the affairs of the Trust, whether voluntary or involuntary, the Holders of MRP Shares then Outstanding, together with holders of shares of any Preferred Shares ranking on a parity with the MRP Shares upon dissolution, liquidation or winding up, shall be entitled to receive and to be paid out of the assets of the Trust (or the proceeds thereof) available for distribution to its shareholders after satisfaction of claims of creditors of the Trust, but before any distribution or payment shall be made in respect of the Common Shares, an amount equal to the liquidation preference with respect to such shares. The liquidation preference for MRP Shares shall be $10.00 per share, plus an amount equal to all accumulated dividends thereon (whether or not earned or declared but without interest) to the date payment of such distribution is made in full. No redemption premium shall be paid upon any liquidation even if such redemption premium would be paid upon optional or mandatory redemption of the relevant shares. In determining whether a distribution (other than upon voluntary or involuntary liquidation), by dividend, redemption or otherwise, is permitted under the Delaware Statutory Trust Act, amounts that would be needed, if the Trust were to be dissolved at the time of distribution, to satisfy the liquidation preference of the MRP Shares will not be added to the Trust’s total liabilities.

(b)       If, upon any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the assets of the Trust available for distribution among the holders of all outstanding Preferred Shares shall be insufficient to permit the payment in full to holders of the amounts to which they are entitled, then the available assets shall be distributed among the holders of all outstanding Preferred Shares ratably in any distribution of assets according to the respective amounts which would be payable on all the shares if all amounts thereon were paid in full.

(c)       Upon the dissolution, liquidation or winding up of the affairs of the Trust, whether voluntary or involuntary, until payment in full is made to the Holders of MRP Shares of the liquidation distribution to which they are entitled, (1) no dividend or other distribution shall be made to the holders of Common Shares or any other class of shares of beneficial interests of the Trust ranking junior to MRP Shares upon dissolution, liquidation or winding up and (2) no purchase, redemption or other acquisition for any consideration by the Trust shall be made in respect of the Common Shares or any other class of shares of beneficial interests of the Trust ranking junior to MRP Shares upon dissolution, liquidation or winding up.

(d)       A consolidation, reorganization or merger of the Trust with or into any company, trust or other legal entity, or a sale, lease or exchange of all or substantially all of the assets of the Trust in consideration for the issuance of equity securities of another company, trust of other legal entity shall not be deemed to be a liquidation, dissolution or winding up, whether voluntary or involuntary, for the purposes of this Section 5.

(e)       After the payment to the holders of Preferred Shares of the full preferential amounts provided for in this Section 5, the holders of Preferred Shares as such shall have no right or claim to any of the remaining assets of the Trust.

(f)       Subject to the rights of the holders of shares of any series or class or classes of beneficial interests ranking on a parity with MRP Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust, after payment shall have been made in full to the Holders of the MRP Shares as provided in paragraph (a) of this Section 5, but not prior thereto, any other series or class or classes of shares ranking junior to MRP Shares with respect to the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust shall, subject to any respective terms and provisions (if any) applying thereto, be entitled to receive any and all assets remaining to be paid or distributed, and the Holders of the MRP Shares shall not be entitled to share therein.

Section 6.	Certain Other Restrictions.

If the Rating Agency Guidelines require the Trust to receive a prior written confirmation that certain actions would not impair the rating then assigned by the Rating Agency to the MRP Shares, then the Trust will not engage in such actions unless it has received written confirmation from each such Rating Agency that such actions would not impair the rating then assigned by such Rating Agency.

Section 7.	Compliance Procedures for Asset Maintenance Tests.

For so long as any MRP Shares are Outstanding and Moody’s or any Other Rating Agency which so requires is then rating such shares, the Trust shall deliver to each rating agency which is then rating MRP Shares and any other party specified in the Rating Agency Guidelines all certificates that are set forth in the respective Rating Agency Guidelines at such times and containing such information as set forth in the respective Rating Agency Guidelines.

Section 8.	Notice.

All notices and communications provided for hereunder shall be in accordance with Section 18 of the Securities Purchase Agreement, except as otherwise provided in these terms of the MRP Shares or by the Delaware Statutory Trust Act for notices of shareholders’ meetings.

Section 9.	Waiver.

Without limiting Section 4(k) and Section 4(l) above, to the extent permitted by Delaware law, holders of a 1940 Act Majority of the outstanding MRP Shares, may by affirmative vote waive any provision hereof intended for their respective benefit in accordance with such procedures as may from time to time be established by the Board of Trustees.

Section 10.	Termination.

If no MRP Shares are Outstanding, all rights and preferences of such shares established and designated hereunder shall cease and terminate, and all obligations of the Trust under these terms of the MRP Shares, shall terminate.

Section 11.	Rating Agency Requests.

(a)       In the event the Trust has been requested by an NRSRO which is then rating the MRP Shares to take any action with respect to the MRP Shares to maintain the rating of such NRSRO thereon and such action would require the vote of the Holders of MRP Shares, if the Trust shall give written notice of such request in reasonable detail of such action by the related NRSRO in writing to each Holder of MRP Shares in accordance with the requirements of Schedule A to the Securities Purchase Agreement, (but only by delivery by nationally recognized courier service of hard copies and only if such “courier” receives written acknowledgement of receipt by such Holder) (such notice being referred to as the “Trust Request”), a Holder shall be deemed to have agreed to the matters requested by the Trust in such Trust Request if such Holder does not object to the Trust Request within 30 days after receipt of the Trust Request.

(b)       Subject to the provisions of these terms of the MRP Shares, including Section 11(a), the Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise provided by these terms of the MRP Shares or required by applicable law), modify these terms of the MRP Shares to reflect any modification hereto which the Board of Trustees is entitled to adopt pursuant to the terms of Section 11(a) hereof.

Section 12.	Definitions.

As used herein, the following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Affiliate” means, at any time, and with respect to any Person, any other Person that at such time directly or indirectly through one or more intermediaries Controls, or is Controlled by, or is under common Control with, such first Person. As used in this definition, “Control” means the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of a Person, whether through the ownership of voting securities, by contract or otherwise. Unless the context otherwise clearly requires, any reference to an “Affiliate” is a reference to an Affiliate of the Trust.

“Applicable Rate” means 5.92% per annum.

“Asset Coverage Test Date” has the meaning set forth in Section 3(a)(iii).

“Average Dividend Rate” means, for any Dividend Period, the arithmetic average of each day’s Dividend Rate during such Dividend Period.

“Board of Trustees” or “Board” means the Board of Trustees of the Trust or any duly authorized committee thereof as permitted by applicable law.

“Business Day” means (a) for the purposes of an optional redemption pursuant to Section 3(a)(i) only, any day other than a Saturday, a Sunday or a day on which commercial banks in New York City are required or authorized to be closed, and (b) for the purposes of any other provision of this Statement, any day other than a Saturday, a Sunday, a day on which commercial banks in New York, New York are required or authorized to be closed or any day on which the New York Stock Exchange is closed for trading.

“Bylaws” means the Amended and Restated By-laws of the Trust dated as of July 31, 2017 as amended by the Amendment dated as of August 31, 2017 and the Second Amendment effective as of February 1, 2024 as may be further amended from time to time.

“Commission” means the United States Securities and Exchange Commission.

“Common Shares” means the common shares of beneficial interest, par value $.01 per share of the Trust.

“Credit Agreement” means that Credit Agreement dated as of March 21, 2025 between the Trust and BNP Paribas SA, as amended, modified, supplemented, replaced or refinanced from time to time.

“Cure Date” has the meaning set forth in Section 3(a)(iii) hereof.

“Default” has the meaning set forth in Section 2(c)(ii) hereof.

“Default Period” has the meaning set forth in Section 2(c)(ii) hereof.

“Default Rate” means, with respect to the MRP Shares, for any calendar day, the Applicable Rate in effect on such day (without adjustment for any credit rating change on the MRP Shares) plus 5% per annum.

“Default Rate Cure Period” has the meaning set forth in Section 2(c)(iii) hereof.

“Delaware Statutory Trust Act” means the Delaware Statutory Trust Act, as amended.

“Dividend Default” has the meaning set forth in Section 2(c)(ii) hereof.

“Dividend Payment Date” has the meaning set forth in Section 2(b)(i) hereof.

“Dividend Period” means, with respect to the MRP Shares, the period from and including the applicable Original Issue Date and ending on and including the next following Quarterly Dividend Date, and each subsequent period from but excluding a Quarterly Dividend Date and ending on and including the next following Quarterly Dividend Date.

“Dividend Rate” means, during any period other than a Default Period, the Applicable Rate, as adjusted pursuant to Section 2(c)(i) hereof (if applicable), and during any Default Period, the Default Rate.

“Enhanced Dividend Amount” has the meaning in Section 2(c)(i).

“Enhanced Dividend Period” has the meaning in Section 2(c)(i).

“Holder” means, with respect to MRP Shares, the registered holder of MRP Shares as the same appears on the share ledger or share records of the Trust.

“Initial Dividend Payment Date” with respect to the MRP Shares means the first (1st) Business Day of the month next following the initial Dividend Period.

“Make-Whole Amount” for each MRP Share means, with respect to any MRP Share, an amount equal to the excess, if any, of the Discounted Value of the Remaining Scheduled Payments with respect to the MRP Liquidation Preference Amount of such MRP Share over the amount of such MRP Liquidation Preference Amount, provided that the Make-Whole Amount may in no event be less than zero. For the purposes of determining the Make-Whole Amount, the following terms have the following meanings:

(1)       “Discounted Value” means, with respect to the MRP Liquidation Preference Amount of any MRP Share, the amount obtained by discounting all Remaining Scheduled Payments with respect to such MRP Liquidation Preference Amount from their respective scheduled due dates to the Settlement Date with respect to such MRP Liquidation Preference Amount, in accordance with accepted financial practice and at a discount factor (applied quarterly on a Quarterly Dividend Date) equal to the Reinvestment Yield with respect to such MRP Liquidation Preference Amount.

(2)       “Reinvestment Yield” means, with respect to the MRP Liquidation Preference Amount of any MRP Share, the sum of (a) .50% (50 basis points) plus (b) the yield to maturity implied by the “Ask Yield(s)” reported as of 10:00 a.m. (New York City time) on the second Business Day preceding the Settlement Date with respect to such MRP Liquidation Preference Amount, on the display designated as “Page PX1” (or such other display as may replace Page PX1) on Bloomberg Financial Markets for the most recently issued actively traded on-the-run U.S. Treasury securities (“Reported”) having a maturity equal to the Remaining Average Life of such MRP Liquidation Preference Amount as of such Settlement Date. If there are no such U.S. Treasury securities Reported having a maturity equal to such Remaining Average Life, then such implied yield to maturity will be determined by (i) converting U.S. Treasury bill quotations to bond equivalent yields in accordance with accepted financial practice and (ii) interpolating linearly between the “Ask Yields” Reported for the applicable most recently issued actively traded on-the-run U.S. Treasury securities with the maturities (1) closest to and greater than such Remaining Average Life and (2) closest to and less than such Remaining Average Life. The Reinvestment Yield shall be rounded to the number of decimal places as appears in the Dividend Rate of the applicable MRP Share.

If such yields are not Reported or the yields Reported as of such time are not ascertainable (including by way of interpolation), then “Reinvestment Yield” means, with respect to the MRP Liquidation Preference Amount of any MRP Shares, the sum of (x) .50% (50 basis points) plus (y) the yield to maturity implied by the U.S. Treasury constant maturity yields reported, for the latest day for which such yields have been so reported as of the second Business Day preceding the Settlement Date with respect to such MRP Liquidation Preference Amount, in Federal Reserve Statistical Release H.15 (or any comparable successor publication) for the U.S. Treasury constant maturity having a term equal to the Remaining Average Life of such MRP Liquidation Preference Amount as of such Settlement Date. If there is no such U.S. Treasury constant maturity having a term equal to such Remaining Average Life, such implied yield to maturity will be determined by interpolating linearly between (1) the U.S. Treasury constant maturity so reported with the term closest to and greater than such Remaining Average Life and (2) the U.S. Treasury constant maturity so reported with the term closest to and less than such Remaining Average Life. The Reinvestment Yield shall be rounded to the number of decimal places as appears in the Dividend Rate of the applicable MRP Share.

(3)       “Remaining Average Life” means, with respect to any MRP Liquidation Preference Amount, the number of years (calculated to the nearest one-twelfth year) that will elapse between the Settlement Date with respect to such MRP Liquidation Preference Amount and the scheduled due date of such Remaining Scheduled Payment.

(4)       “Remaining Scheduled Payments” means, with respect to the MRP Liquidation Preference Amount of any MRP Share, all payments of such MRP Liquidation Preference Amount and dividends thereon at the Dividend Rate as if they were paid on each Quarterly Dividend Payment Date after the Settlement Date with respect to such MRP Liquidation Preference Amount if no payment of such MRP Liquidation Preference Amount were made prior to the Term Redemption Date, provided that if such Settlement Date is not a Quarterly Dividend Payment Date, then the amount of the next succeeding scheduled dividend payment will be reduced by the amount of dividends accrued to such Settlement Date and required to be paid on such Settlement Date pursuant to Section 3.

(5)       “Settlement Date” means, with respect to the MRP Liquidation Preference Amount of any MRP Share, the date on which such MRP Liquidation Preference Amount is to be prepaid pursuant to Section 3.

“Mandatory Redemption Date” has the meaning set forth in Section 3(a)(iv) hereof.

“Moody’s” means Moody’s Investors Service, Inc. and its successors at law.

“Moody’s Guidelines” mean the guidelines provided by Moody’s, as may be amended from time to time, in connection with Moody’s ratings then assigned on the MRP Shares.

“MRP Liquidation Preference Amount” means for the MRP Shares, liquidation preference, $10.00 per share.

“MRP Shares” means the Series A Mandatory Redeemable Shares of the Trust.

“MRP Shares Asset Coverage Percentage” means asset coverage, as determined in accordance with Section 18(h) of the 1940 Act, as in effect on the date of issuance of the MRP Shares, with respect to all outstanding Senior Securities and Preferred Shares, including all outstanding MRP Shares, determined on the basis of values calculated as of a time within 48 hours next preceding the time of such determination.

“MRP Shares Asset Coverage” means a MRP Shares Asset Coverage Percentage of greater than or equal to 200%.

“NAIC” means the National Association of Insurance Commissioners or any successor thereto.

“1940 Act” means the Investment Company Act of 1940, as amended from time to time.

“1940 Act Majority” has the meaning set forth in Section 4(f) hereof.

“Notice of Redemption” is defined in Section 3(b).

“NRSRO” means a rating organization designated from time to time by the SEC as being nationally recognized so long as, any such credit rating agency continues to be a nationally recognized statistical rating organization recognized by the SEC and is approved as a “Credit Rating Provider” (or other similar designation) by the NAIC, other than Egan-Jones Ratings Company and its successors.

“Original Issue Date” means (i) October 21, 2025 or (ii) December 18, 2025, as the case may be, as identified for the respective MRP Shares in the Securities Purchase Agreement.

“Other Rating Agency” means each NRSRO, if any, other than Moody’s then providing a rating for the MRP Shares pursuant to the request of the Trust.

“Other Rating Agency Guidelines” means the guidelines provided by each Other Rating Agency, as may be amended from time to time, in connection with the Other Rating Agency’s rating of MRP Shares.

“Outstanding” or “outstanding” means, with respect to the MRP Shares, as of any date, the MRP Shares theretofore issued by the Trust except, without duplication, any MRP Shares theretofore canceled, redeemed or repurchased by the Trust. Notwithstanding the foregoing, (A) for purposes of voting rights (including the determination of the number of shares required to constitute a quorum), any of the MRP Shares to which the Trust or any Affiliate of the Trust shall be the Holder shall be disregarded and not deemed outstanding and prior to the Second Closing Date, any MRP Shares committed to be purchased by a purchaser on the Second Closing Date shall be deemed to be outstanding.

“Parity Shares” is defined in Section 4(f)(iv).

“Person” or “person” means and includes an individual, a corporation, a partnership, a trust, a company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Preferred Shares” means any shares of beneficial interest of the Trust, par value $0.01 per share, classified as preferred shares, including the MRP Shares, shares of any other series of such preferred shares now or hereafter issued by the Trust, and any other shares of beneficial interest hereafter authorized and issued by the Trust of a class having priority over any other class as to distribution of assets or payments of dividends.

“Quarterly Dividend Date” means each January 31, April 30, July 31 and October 31.

“Rating Agency” means each of Moody’s (if Moody’s is then rating MRP Shares) and any Other Rating Agency.

“Rating Agency Guidelines” mean Moody’s Guidelines (if Moody’s is then rating MRP Shares) and any Other Rating Agency Guidelines (if any Other Rating Agency is then rating MRP Shares), whichever is applicable.

“Redemption Date” has the meaning set forth in Section 2(c)(ii) hereof.

“Redemption Default” has the meaning set forth in Section 2(c)(ii) hereof.

“Restricted Payment Covenant” has the meaning set forth in Section 4(f)(iii) hereof.

“SEC” means the Securities and Exchange Commission of the United States.

“Second Closing Date” means December 18, 2025 (or a later date which is the date of the Second Closing (as defined in the Securities Purchase Agreement)).

“Securities Purchase Agreement” means the Securities Purchase Agreement dated as of October 21, 2025, as amended from time to time, of the Trust in respect of the MRP Shares.

“Senior Securities” means indebtedness for borrowed money of the Trust including, without limitation, bank borrowings and (without duplication) other indebtedness of the Trust within the meaning of Section 18 of the 1940 Act.

“Special Proviso” shall have the meaning set forth in Section 3(a)(iv).

“Term Redemption Date” means January 31, 2031.

“Valuation Date” means every Friday, or, if such day is not a Business Day, the next preceding Business Day; provided, however, that the first Valuation Date may occur on any other date established by the Trust; provided, further, however, that such first Valuation Date shall be not more than one week from the date on which MRP Shares initially are issued.

“Voting Period” shall have the meaning set forth in Section 4(b) hereof.

Section 13.	Interpretation.

To the extent the provisions set forth in this Statement conflict with the provisions of the Existing Declaration of Trust (including any amendments thereto) with respect to any such rights, powers and privileges of the MRP Shares, this Statement shall control.

References to sections, subsections, clauses, sub-clauses, paragraphs and subparagraphs are to such sections, subsections, clauses, sub-clauses, paragraphs and subparagraphs contained herein, unless specifically identified otherwise.

[Signature Page Follows]

IN WITNESS WHEREOF, XAI Octagon Floating Rate & Alternative Income Trust has caused this Statement to be signed as of October 21, 2025 in its name and on its behalf by its Chief Financial Officer and Treasurer and attested by its Secretary. Said officers of the Trust have executed this Statement as officers and not individually, and the obligations and rights set forth in this Statement are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

Attest:		XAI Octagon Floating Rate & Alternative Income Trust

By:	/s/ Benjamin D. McCulloch	By:	/s/ Derek J. Mullins
Name:	Benjamin D. McCulloch	Name:	Derek J. Mullins
Title:	Secretary and Chief Legal Officer	Title:	Treasurer and Chief Financial Officer

[Signature Page to Statement]

Exhibit 1

Form of Share Certificate

[See Attached]

[Certificate #]	SERIES A MANDATORY REDEEMABLE PREFERRED SHARES	[#] SHARES

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TRUST (THE “TRUST”)

ORGANIZED UNDER THE LAWS	CUSIP # 98400T-A*7

OF THE STATE OF DELAWARE

THIS CERTIFIES THAT

[PURCHASER]

IS THE OWNER OF

[# OF SHARES]

FULLY PAID AND NON-ASSESSABLE SHARES OF SERIES A MANDATORY REDEEMABLE PREFERRED SHARES,

PAR VALUE $0.01 PER SHARE, LIQUIDATION PREFERENCE $10.00 PER SHARE (“MRP SHARES”), OF

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TRUST

TRANSFERABLE ONLY ON THE BOOKS OF THE TRUST BY THE HOLDER HEREOF IN PERSON OR BY DULY AUTHORIZED ATTORNEY UPON SURRENDER OF THIS CERTIFICATE PROPERLY ENDORSED.

IN WITNESS WHEREOF, XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TRUST HAS CAUSED THIS CERTIFICATE TO BE EXECUTED IN ITS NAME AND BEHALF BY ITS DULY AUTHORIZED OFFICERS.

AS OF THIS [DATE] OF [OCTOBER], 2025

By:		By:
	[NAME]		[NAME]
	[TITLE]		[TITLE]

CERTIFICATE [#]

For

[#]

Shares of

Series A Mandatory Redeemable Preferred Shares, par value $0.01 per share, liquidation preference $10.00 per share (“MRP Shares”)

of

XAI OCTAGON FLOATING RATE & ALTERNATIVE INCOME TRUST (THE “TRUST”)

issued to

[PURCHASER]

[     ], 2025

THE SECURITIES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED (THE “SECURITIES ACT”), OR ANY STATE SECURITIES LAW. NEITHER THIS SECURITY NOR ANY INTEREST OR PARTICIPATION HEREIN MAY BE REOFFERED, SOLD, ASSIGNED, TRANSFERRED, PLEDGED, ENCUMBERED OR OTHERWISE DISPOSED OF IN THE ABSENCE OF SUCH REGISTRATION UNLESS SUCH TRANSACTION IS EXEMPT FROM, OR NOT SUBJECT TO, REGISTRATION.

THE HOLDER OF THIS SECURITY BY ITS ACCEPTANCE HEREOF AGREES TO (i) OFFER, SELL, OR OTHERWISE TRANSFER SUCH SECURITY ONLY IF REGISTERED PURSUANT TO THE PROVISIONS OF THE SECURITIES ACT OR, IF AN EXEMPTION FROM REGISTRATION IS AVAILABLE, EXCEPT UNDER CIRCUMSTANCES WHERE NEITHER SUCH REGISTRATION NOR SUCH AN EXEMPTION IS REQUIRED BY LAW, AND (ii) BE SUBJECT TO THE TERMS AND PROVISIONS OF THE SECURITIES PURCHASE AGREEMENT DATED AS OF OCTOBER 21, 2025 IN RESPECT OF THE RIGHTS AND OBLIGATIONS OF PURCHASERS AND HOLDERS OF THE SECURITIES THEREUNDER.

THE TRUST WILL FURNISH TO ANY SHAREHOLDER ON REQUEST AND WITHOUT CHARGE A FULL STATEMENT OF THE DESIGNATIONS, AND ANY PREFERENCES, CONVERSION OR OTHER RIGHTS, VOTING POWERS, RESTRICTIONS, LIMITATIONS AS TO DIVIDENDS, QUALIFICATIONS, AND TERMS AND CONDITIONS OF REDEMPTION OF THE SHARES OF EACH CLASS AUTHORIZED TO BE ISSUED, THE DIFFERENCES IN THE RELATIVE RIGHTS AND PREFERENCES BETWEEN SHARES OF ANY SERIES OF ANY AUTHORIZED PREFERRED OR SPECIAL CLASS TO THE EXTENT THEY HAVE BEEN SET, AND THE AUTHORITY OF THE BOARD OF TRUSTEES TO CLASSIFY UNISSUED SHARES AND TO SET THE RELATIVE RIGHTS AND PREFERENCES THEREOF AND OF ANY SUBSEQUENT SERIES OF SUCH PREFERRED OR SPECIAL CLASSES. ANY SUCH REQUEST SHOULD BE ADDRESSED TO THE SECRETARY OF THE TRUST.

For value received, ________________________________________

hereby sells, assigns and transfers ____________ MRP Shares represented by the within Certificate unto

________________________________________________________________________________________________

________________________________________________________________________________________________,

[Print or type name and address of assignee]

and does hereby irrevocably constitute and appoint ________________________________________________
Attorney to transfer the said shares on the books of the within named Trust with full power of substitution in the premises.

Name of Transferor

By:
Name:
Title:

By:
Name:
Title:

_________________________________________________________

The name of the transferor on this assignment must correspond with the name as written upon the face of the Certificate in every particular, without alteration or enlargement or any change whatsoever.

Dated:

In the presence of: _______________________________________________________